UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

Commission File Number: 811-08270

(check one):   [  ] Form 10-K and Form 10-
KSB       [  ] Form 10-Q and Form   10-QSB
               [  ] Form 20-F       [  ]  Form
11-K      [  ] Form N-SAR
               [x ] Form N-CSR


For Period Ended: September 30, 2003

[ ] Transition Report on Form 10-K
   [ ] Transition Report on Form 20-F

[ ]  Transition Report on Form 11-K
   [ ] Transition Report on Form 10-Q

[ ]  Transition Report on Form N-SAR
   [ ] Transition Report on Form N-CSR


For the Transition Period Ended:

 If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Rainier Investment Management Mutual
Funds
Full Name of Registrant

-------------------------
Former Name if Applicable

601 Union Street, Suite 2801
Address of Principal Executive Office (Street and Number)

Seattle, WA 98101
City, State and Zip Code
PART 11 - RULES 12b-25(b) and (c)
if the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule
12b-25(b), the following should be
completed. (Check box if appropriate)

[x ] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort,or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-
K, Form 20-F, 11-K, Form N-SAR, Form N-
CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form IO-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and [ ]

(c) The accountant's statement or other
exhibit required by rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K,
20-F, IO-Q and Form IO-QSB, N-SAR, or
other transition report or portion thereof, could not be filed within the prescribed period.

This is the Registrant's initial filing under Form N-CSR. Additional time is needed to evaluate rules and requirements pertaining to N-CSR filing.



PART IV - OTHER INFORMATION

(1)   Name and telephone number of person
to contact in regard to this notification

Rita Dam                         (626) 914-7366

(Name)                      (Area Code)
(Telephone Number)

(2)  Have all other periodic reports
required under section 13 or 15(d) of
the Securities Exchange Act of 1934
or Section 30 of  the Investment
Company Act of 1940 during the
preceding 12 months (or for such
shorter period that the registrant was
required to file such reports), been
filed. If answer is no, identify
report(s).
      [x ] YES     [ ] NO
(3)  Is it anticipated that any
significant change in results of
operations from the corresponding
period for the last fiscal year will be
reflected by the earnings statement to
be included in the subject report or
portion thereof?

     [ ] YES      [x ] NO

If so, attach an explanation of the
anticipated change, both narratively,
and, if appropriate, state the reasons
why a reasonable estimate of the
results cannot be made.

Rainier Investment Management
Mutual Funds
 (Name of Registrant as Specified in
Charter)

has caused this notification to be
signed on its behalf by the
undersigned hereunto duly
authorized.


             Date:12/10/03        By:   /S/
             RITA DAM